Allowance for Loan Losses - Composition of Nonaccrual Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 3,536	$ 2,174
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	2,088	273
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	14	47
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	1,078	1,496
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	139	218
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	190	54
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	27	86
Loans 90 Days or More Past Due and Non - Accrual [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	2,922	1,044
Loans 90 Days or More Past Due and Non - Accrual [Member] | Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	2,088	273
Loans 90 Days or More Past Due and Non - Accrual [Member] | Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	0	47
Loans 90 Days or More Past Due and Non - Accrual [Member] | Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	752	606
Loans 90 Days or More Past Due and Non - Accrual [Member] | Home Equity [Member]
Financing Receivable Impaired [Line Items]
Increase in non-performing loans	$ 82	$ 118